Share-based payment arrangements - Transaction based incentive plan 2019 (Cash-settled) (Details) $ / shares in Units, $ in Thousands		3 Months Ended			12 Months Ended
	Jan. 08, 2019 shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2020	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) tranche $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						5 years
Number of vesting tranches | tranche							4
Expense from share-based payment transactions with employees | $					$ 2,411	$ 761	$ 140
Transaction based incentive plan 2019 | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							5 years
Equity instruments granted (in shares) | shares	1,200,000
Number of phantom stocks outstanding (in shares) | shares					0
Expense from share-based payment transactions with employees | $					$ 7,400	$ 1,000	$ 400
Transaction based incentive plan 2019 | Tranche one | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				12.00%			12.00%
Target share price (in USD per share)							$ 12
Transaction based incentive plan 2019 | Tranche two | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			19.00%				19.00%
Target share price (in USD per share)							$ 14
Transaction based incentive plan 2019 | Tranche three | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		25.00%					25.00%
Target share price (in USD per share)							$ 16
Transaction based incentive plan 2019 | Tranche Four | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		44.00%					44.00%
Target share price (in USD per share)							$ 18